Disclosures on reserves in Equity	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of issued capital [text block]
Note 19 Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

19.1

Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force, Within this framework, decisions are made in order to maximize the value of the company.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1.5 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

In addition, capital management should consider that with respect to Series H and Series O Bonds, if the indebtedness Level (as this term is defined in the respective issuance contracts) exceeds 1.2 times (provided that this does not exceed 1.44 times), the Company must offer bondholders of these series the voluntary and individual option for early redemption of these bonds at par value. As a consequence of the IFRS 16 becoming effective and being implemented in these financial statements, the indebtedness ratio as of December 31, 2019 reached a proportion of 1.19; therefore, the Company did not make the corresponding offer at the reporting date.

The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2019	As of December 31, 2018	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	719,809	471,755	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	3.45	4.32	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.25	0.18	Net Financial Debt divided by Total Equity	Net financial debt / Total Equity
ROE	13.154%	20.7%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	645,142	855,652	Adjusted EBITDA
Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses – Finance income – Currency differences

EBITDA (MUS$)	669,831	902,450	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	12.76%	20.31%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	1.19	1.00	Total Liabilities on Equity	Total Liabilities / Total Equity

The Company’s capital requirements change according to variables such as working capital needs, new investment financing and dividends, among others. The Company manages its capital structure and makes adjustments based on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.

There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded.

19.2

Disclosures on preferred share capital

Issued share capital is divided into 142,819,552 Series "A" shares and 120,376,972 Series “B” shares.
All such shares are nominative, have no par value and are fully issued, subscribed and paid.

Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:

(a)

require the calling of an Ordinary or Extraordinary Shareholders' Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and

(b)

require the calling of an extraordinary meeting of the board of directors, without the president being able to      qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.

The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.

The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.

The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.

At December 31, 2019 and 2018, the Company does not hold shares of the Parent Company either directly or through its investees.

Detail of capital classes in shares:

As of December 31, 2019 and 2018, the Company has not placed any new shares issues on the market

	As of December 31, 2019		As of December 31, 2018
Type of capital in preferred shares	Serie A	Serie B	Serie A	Serie B
Description of type of capital in preferred shares
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in US$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares	142,819,552	120,376,972	142,819,552	120,376,972

19.3   Disclosures on reserves in Equity

As of December 31, 2019, 2018 and 2017, this caption comprises the following:

Disclosures on reserves un Equity	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(25,745)	(26,307)	(24,913)
Reserve for cash flow hedges	7,196	7,971	2,248
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(270)	(1,111)	2,937
Reserve for actuarial gains or losses in defined benefit plans	(9,490)	(6,884)	(5,953)
Other reserves	14,086	11,332	11,332
Total	(14,223)	(14,999)	(14,349)

Reserves for foreign currency translation differences

This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is that of each company’s origin country and the presentation currency is the US dollar.

Reserve for cash flow hedges

The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

Reserve for gains and losses from financial assets measured at fair value through other comprehensive income

This caption includes investments in shares where the Company has no significant influence, and these have accordingly been measured at fair value through equity. If such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to profit or loss.

Reserve for actuarial gains or losses in defined benefit plans

For domestic subsidiaries the effects of changes in assumptions are considered, mainly changes in the discount rate.

The subsidiary SQM North America has established pension plans for its retired employees that are calculated by measuring the projected obligation of staff severance indemnities using a net salary progressive rate net of adjustments to inflation, mortality and turnover assumptions, deducting the resulting amounts at present value using a 4% interest rate for 2019.

Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	(19,463)	64	-	(5,446)	612	4,813	(1,300)	7,832	(12,200)	(688)	(12,888)
Increase	1,992	4,068	-	1,092	(308)	6,090	-	3,500	16,742	(308)	16,434
Decrease	(7,442)	(1,884)	-	(2,493)	590	(6,116)	(550)	-	(17,935)	40	(17,895)
Closing balance as of December 31, 2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)
Increase	6,542	14,794	-	674	(133)	294	(79)	-	22,304	(212)	22,092
Decrease	(7,936)	(9,071)	-	(2,003)	531	(5,841)	1,578	-	(24,851)	2,109	(22,742)
Closing balance as of December 31, 2018	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Increase	1,824	8,628	(2,683)	-	-	1,570	(424)	3,093	15,115	(3,107)	12,008
Decrease	(1,262)	(6,720)	-	(3,306)	700	(418)	113	(339)	(12,045)	813	(11,232)
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)

Other reserves

This caption corresponds to the legal reserves reported in the individual financial statements of the subsidiaries and Associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

Subsidiary - Associate	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A. (1)	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Kore Potash PLC	2,754	-	-
Total	15,763	13,009	13,009
Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)
Total Other reserves	14,086	11,332	11,332

(1)	In the case of SQM Iberian S.A., the balance corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations

19.4

Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, we must distribute a cash dividend in an amount equal to at least 30% of our consolidated profit for the year ended as of December 31, unless and except to the extent it has a deficit in retained earnings (losses not absorbed in prior years).

Dividend policy for year 2019

The Company has defined the following dividend policy:

a)

Distribute and pay, as a final dividend and in favor of the respective shareholders, a percentage of the net income that shall be determined per the following financial parameters:

(I)
100% of the profit for 2019 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.8 times.

(II)
80% of the profit for 2019 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.9 times.

(III)
60% of the profit for 2019 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.0 times.

If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2019 net income.

b)

Distribute and pay, if possible and during 2019, three interim dividends that will be charged against the aforementioned final dividend. These interim dividends shall likely be paid during the month following the approval of the March, June, and September 2019 interim financial statements, respectively, Its amounts shall be calculated as follows:

(i)
For the interim dividends that will be charged to the accumulated net income reflected in the March 2019 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above.

(ii)
For the interim dividends that will be charged to the accumulated net income reflected in the June 2019 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above, discounting the total amount of interim dividends previously distributed during 2019.

(iii)
For the interim dividends that will be charged to the accumulated net income reflected in the September 2019 interim financial statements, the percentage distributed shall be determined per the financial parameters expressed in letter a) above, discounting the total amount of interim dividends previously distributed during 2019.

c)

The amount of the interim dividends mentioned above may vary, pursuant to the information available to the Board of Directors on the date on which it agrees to the distribution of said dividends given that the dividend will not materially or negatively affect SQM’s capacity to impact its investments, fulfill its liabilities, or in general, comply with the investment and finance policy approved at the ordinary shareholders’ meeting.

d)

At the ordinary shareholders meeting that will be held in 2020, the Board of Directors shall propose a final dividend pursuant to the financial parameters expressed in letter a) above, discounting the total amount of the interim dividends previously distributed during 2019.

e)

If there is an excess of net income in 2019, this may be retained and assigned or allocated for financing its own operations, to one or more investment projects of the Company, notwithstanding a future distribution of special dividends charged to the accumulated net income previously approved at the shareholders’ meeting, or the possible and future capitalization of all or part of the latter
.

f)

The payment of additional dividends is not considered.

The dividend policy described above corresponds to the intention of the Board of Directors, and the compliance of it shall depend on the net income that the Company ultimately obtains, as well as the results of periodic projections that could impact the Company, or to the existence of determined conditions that may affect it, as applicable. If the dividend policy exposed by the Board of Directors suffers a substantial change, the Company must communicate it as an essential fact
.

19.5
Interim and provisional dividends

The ordinary shareholders’ meeting held on April 25, 2019, agreed to distribute and pay 100% of the distributable net profit obtained by the Company during the 2018 fiscal year, as dividend. Consequently, in May 2019, the Company paid a definitive dividend of US$ 1.67111 per share as distributable net profit obtained during the 2018 fiscal year. An amount of US$ 1.25837 per share was subtracted from this amount, as it had already been paid as interim dividend in 2018.

On May 22, 2019, the Board agreed to pay an interim dividend equivalent to US$ 0.30598 per share, charged to the Company's net income for 2019. This amount was paid in Chilean pesos at the official exchange rate to the Dollar published in the Official Gazette on May 29, 2019.

On August 21, 2019, the Board paid a provisional dividend equivalent to US$ 0.26669 per share with a charge to Company earnings for 2019. Such amount was paid in its equivalent in Chilean pesos, according to the observed U.S. dollar exchange rate published in the Official Gazette on August 30, 2019. This dividend was paid to shareholders, in person or through their duly authorized representatives, starting at 9.00 a.m. on September 12, 2019. The shareholders who are registered in the Company’s Shareholders’ Registry five business days prior to the date of payment will be entitled to the dividend
.

On November 20, 2019, the Board of Directors agreed to pay an interim dividend equivalent to US $ 0.22987 per share, to be charged to the Company's 2019 earnings. This amount was paid in its Pesos equivalent according to the value of the Observed Dollar published in the Official Gazette of November 29, 2019.

19.6

Interim and provisional dividends

Dividends were the following:

Dividends	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	882	823	55,501
Soquimich Comercial S.A. Interim Dividend	3,936	7,872	-
Soquimich Comercial S.A. Payable Dividend	1,999	1,038	3,171
Non-controlling interests	6,817	9,733	58,672
Interim dividend	211,224	331,199	317,243
Additional dividend	-	100,000	-
Dividends payable	66,891	108,631	107,358
Owners of the Parent	278,115	539,8300	424,601
Dividends discounted from equity for the period	284,932	549,563	483,273

19.7 Non-controlling interest

Detail of non-controlling interests

		Profit (loss) attributable to non-controlling interest			Equity, non-controlling interests			Dividends paid to noncontrolling interests
Subsidiaries	% of interests in the ownership held by non-controlling interest	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 201 8	For the year ended December 31, 2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-	-	-	-
SQM Potasio S.A.	0.00001%	-	-	-	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	740	1,176	1,023	8,517	8,659	8,306	882	823	989
Soquimich Comercial S.A.	39.3616784%	1,999	1,375	100	38,103	41,855	49,247	5,935	8,910	1,264
Comercial Agrorama Ltda.	30%	(251)	(318)	(403)	(693)	(481)	(184)	-	-	-
Agrorama S.A.	0.001%	-	-		-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	-	-	2,277	2,277	2,277	-	-	-
SQM Indonesia S.A.	20%	-	-	-	1	1	-	-	-	-
Total		2,488	2,233	720	48,205	52,311	59,646	6,817	9,733	2,253